Equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity
29. Equity
Equity share capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid

At 1 January 2018 (ordinary shares of 19 17 / 21 p each)	197	53	101	154

Exchange adjustments	—	(3)	(5)	(8)

At 31 December 2018 (ordinary shares of 19 17 / 21 p each)	197	50	96	146

Share capital consolidation	(10)	—	—	—

Exchange adjustments	—	2	3	5

At 31 December 2019 (ordinary shares of 20 340 / 399 p each)	187	52	99	151

Exchange adjustments	—	1	4	5

At 31 December 2020 (ordinary shares of 20 340 / 399 p each)	187	53	103	156

The authority given to the Company at the AGM held on 7 May 2020 to purchase its own shares was still valid at 31 December 2020. A resolution to renew the authority will be put to shareholders at the AGM on 7 May 2021.
The Company no longer has an authorised share capital.
In October 2018, the Group announced a $500m return of funds to shareholders by way of a special dividend and share consolidation. On 11 January 2019, shareholders approved the share consolidation on the basis of 19 new ordinary shares of 20
340
⁄
399
p per share for every 20 existing ordinary shares of 19
17
⁄
21
p, which became effective on 14 January 2019 and resulted in the consolidation of 10m shares. The special dividend was paid on 29 January 2019 at a cost of $510m. The dividend and share consolidation had the same economic effect as a share repurchase at fair value, therefore previously reported earnings per share has not been restated.
At 31 December 2020, the balance classified as equity share capital includes the total net proceeds (both nominal value and share premium) on issue of the Company’s equity share capital, comprising 20
340
⁄
399
p shares. The share premium reserve represents the amount of proceeds received for shares in excess of their nominal value.
The nature and purpose of the other reserves shown in the Group statement of changes in equity on pages 128 to 130 of the Group Financial Statements is as follows:
Capital redemption reserve
This reserve maintains the nominal value of the equity share capital of the Company when shares are repurchased or cancelled.
Shares held by employee share trusts
Comprises $1.4m (2019: $4.9m, 2018: $3.6m) in respect of 0.05m (2019: 0.1m, 2018: 0.2m) InterContinental Hotels Group PLC ordinary shares held by employee share trusts, with a market value at 31 December 2020 of $3.1m (2019: $9.6m, 2018: $8.3m).
Other reserves
Comprises the merger and revaluation reserves previously recognised under UK GAAP, together with the reserve arising as a consequence of the Group’s capital reorganisation in June 2005. The revaluation reserve relates to the previous revaluations of property, plant and equipment which were included at deemed cost on adoption of IFRS. Following the change in presentational currency to the US dollar in 2008, this reserve also includes exchange differences arising on retranslation to period-end
exchange rates of equity share capital, the capital redemption reserve and shares held by employee share trusts.
Fair value reserve
This reserve records movements in the value of financial assets measured at fair value through other comprehensive income.

Cash flow hedging reserve

	Cash flow hedging reserve
	Value of currency swaps $m	Costs of hedging $m	Total $m
At 1 January 2018	—	—	—

Costs of hedging deferred and recognised in other comprehensive income	—	(1)	(1)

Change in fair value of currency swaps recognised in other comprehensive income	4	—	4

Reclassified from other comprehensive income to profit or loss –included in financial expenses	(8)	—	(8)

Deferred tax	1	—	1

At 31 December 2018	(3)	(1)	(4)

Costs of hedging deferred and recognised in other comprehensive income	—	(6)	(6)

Change in fair value of currency swaps recognised in other comprehensive income	(34)	—	(34)

Reclassified from other comprehensive income to profit or loss –included in financial expenses	38	—	38

At 31 December 2019	1	(7)	(6)

Costs of hedging deferred and recognised in other comprehensive income	—	(6)	(6)

Change in fair value of currency swaps recognised in other comprehensive income	(1)	—	(1)

Reclassified from other comprehensive income to profit or loss –included in financial expenses	(13)	—	(13)

Deferred tax	4	—	4

Exchange adjustments	(2)	—	(2)

At 31 December 2020	(11)	(13)	(24)

Value of currency swaps comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition in profit or loss.
Costs of hedging reflects the gain or loss which is excluded from the designated hedging instrument relating to the foreign currency basis spread of currency swaps. It is initially recognised in other comprehensive income and accounted for similarly to changes in value of currency swaps.
Amounts reclassified from other comprehensive income to financial expenses comprise $9m (2019: $8m) net interest payable on the currency swaps and an exchange gain of $22m (2019: $30m loss) which offsets a corresponding loss/gain on the €500m 2.125% bonds and €500m 1.625% bonds (2019: €500m 2.125% bonds).
Currency translation reserve
This reserve records the movement in exchange differences arising from the translation of foreign operations and exchange differences on foreign currency borrowings and derivative financial instruments that provide a hedge against net investments in foreign operations. On adoption of IFRS, cumulative exchange differences were deemed to be $nil.
The fair value of derivative financial instruments designated as hedges of net investments in foreign operations outstanding at 31 December 2020 was $nil (2019: $1m asset, 2018: $1m asset).
Treasury shares
During 2020, 0.6m (2019: 0.8m, 2018: 0.8m) treasury shares were transferred to the employee share trusts. As a result of the 2019 share consolidation, the number of shares held in treasury reduced by 0.3m during 2019. At 31 December 2020, 5.1m shares (2019: 5.7m, 2018: 6.8m) with a nominal value of $1.4m (2019: $1.6m, 2018: $1.7m) were held as treasury shares at cost and deducted from retained earnings.
Non-controlling
interest
A
non-controlling
interest is equity in a subsidiary of the Group not attributable, directly or indirectly, to the Group.
Non-controlling
interests are not material to the Group.